Asset Retirement Obligation - Narrative (Details) - Asset retirement obligation [member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Provisions	$ 14,102,000	$ 13,042,000	$ 13,612,000
Undiscounted balance of asset retirement obligation	$ 18,800,000	$ 18,500,000
Discount rate used in the assessment of the time value of money		2.00%
Per annum inflation rate used to determine the cash flow estimate	2.00%	2.00%
Egypt PSCs [member]
Disclosure of contingent liabilities [line items]
Provisions	$ 0
Bottom of range [member]
Disclosure of contingent liabilities [line items]
Discount rate used in the assessment of the time value of money	0.95%
Top of range [member]
Disclosure of contingent liabilities [line items]
Discount rate used in the assessment of the time value of money	1.68%